Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.58%
Delaware Ivy VIP Core Equity Class II	5,791,289	$ 96,309,146
Delaware Ivy VIP Corporate Bond Class II	18,974,210	98,855,635
Delaware Ivy VIP Global Equity Income Class II	12,004,894	76,471,176
Delaware Ivy VIP Growth Class II	7,901,541	106,512,772
Delaware Ivy VIP High Income Class I	1,059,638	3,496,805
Delaware Ivy VIP International Core Equity Class II	5,418,410	92,167,153
Delaware Ivy VIP Limited-Term Bond Class II	14,203,171	67,607,095
Delaware Ivy VIP Mid Cap Growth Class I	3,175,386	49,027,953
Delaware Ivy VIP Small Cap Core Class II	508,891	8,040,474
Delaware Ivy VIP Small Cap Growth Class I	788,491	8,026,838
Delaware Ivy VIP Value Class II	10,479,683	86,457,383
Total Affiliated Mutual Funds (cost $683,345,176)		692,972,430

Short-Term Investments — 0.47%
Money Market Mutual Fund — 0.47%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	3,265,027	3,265,027
Total Short-Term Investments (cost $3,265,027)		3,265,027

Total Value of Securities—100.05% (cost $686,610,203)		696,237,457
Liabilities Net of Receivables and Other Assets—(0.05%)		(367,101)
Net Assets Applicable to 132,290,656 Shares Outstanding—100.00%		$695,870,356
NQ-IV048 [3/22] 5/22 (2218232)    1